Schedule IV - Reinsurance (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule IV - Reinsurance
Direct gross					$ 450.2	$ 368.5	$ 293.7
Ceded to other companies					349.1	330.9	312.9
Assumed from other companies					989.1	900.5	866.8
Net amount	$ 305.7	$ 277.6	$ 1,095.4	$ 874.7	$ 1,090.2	$ 938.1	$ 847.6
Percentage of amount assumed to net					91.00%	96.00%	102.00%